PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Prepaid Expenses Disclosure [Abstract]
Prepaid Expenses Disclosure [Text Block]
NOTE 6.	PREPAID EXPENSES

Prepaid expenses consisted of the following:

	December 31,	December 31,
	2011	2010
Deductible value-added taxes (VAT)	$92,531	$1,250,205
Prepaid rent	88,889	52,904
Prepaid bank loan guarantee fee	83,899	-
Prepaid other expenses	79,842	18,112
Prepaid advertisement	46,376	3,030
Total	$391,537	$1,324,251